UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2012 to January 31, 2013

Item 1:                                Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (75.1%)
Aerospace & Defense (0.9%)
$822	AM General#	(NR, NR)	09/30/13	3.192	$805,642
1,454	API Technologies Corp.#	(B, Caa1)	06/27/16	8.750	1,468,696
273	Landmark Aviation FBO Canada, Inc.#	(NR, NR)	10/25/19	5.750	275,317
3,227	LM U.S. Member LLC#	(B-, B2)	10/25/19	5.750	3,248,745
					5,798,400
Airlines (0.7%)
1,350	Delta Air Lines, Inc.#	(BB-, Ba2)	04/20/17	5.500	1,367,013
2,986	US Airways Group, Inc.#	(B+, B2)	03/21/14	2.702	2,978,764
					4,345,777
Auto Parts & Equipment (2.3%)
3,500	ASP HHI Acquisition Co., Inc.#	(NR, NR)	10/05/18	6.000	3,583,125
3,000	Delphi Corp.#	(BBB, Baa2)	03/31/17	3.500	3,026,790
1,964	Federal-Mogul Corp.#	(B, B1)	12/29/14	2.148	1,869,240
752	Federal-Mogul Corp.#	(B, B1)	12/28/15	2.148	715,347
4,349	Veyance Technologies, Inc.#	(NR, NR)	07/31/14	2.460	4,335,399
618	Veyance Technologies, Inc.#	(NR, NR)	07/31/14	2.460	615,949
					14,145,850
Automakers (0.7%)
4,481	Chrysler Group LLC#	(BB, Ba2)	05/24/17	6.000	4,579,213

Automotive (1.0%)
3,500	Schaeffler AG#	(B+, Ba3)	01/27/17	6.000	3,552,500
2,700	The PEP Boys-Manny, Moe & Jack#	(BB-, Ba2)	10/11/18	5.000	2,731,509
					6,284,009
Banking (1.5%)
987	Citco III Ltd.#	(NR, NR)	06/29/18	5.500	999,397
3,000	GMACM Borrower LLC#	(NR, NR)	11/18/13	6.000	3,012,195
1,119	Ocwen Financial Corp.#	(B, B1)	09/01/16	7.000	1,137,800
4,000	Ocwen Financial Corp.#	(B, B1)	02/15/18	4.500	4,062,000
					9,211,392
Building & Construction (0.2%)
1,485	LNR Property LLC#	(BB+, Ba2)	04/29/16	4.750	1,492,867

Building Materials (0.4%)
2,494	CPG International I, Inc.#	(B, B1)	09/21/19	5.750	2,521,032

Chemicals (6.0%)
1,985	Ascend Performance Materials Operations LLC#	(BB-, B1)	04/10/18	6.750	2,007,331
3,782	AZ Chem US, Inc.#	(BB-, Ba3)	12/22/17	7.250	3,872,892
2,600	Chemtura Corp.#	(BB+, Ba1)	08/29/16	5.500	2,638,194
1,135	Cristal Inorganic Chemicals US, Inc.#	(BB-, B1)	11/15/14	6.061	1,140,489
2,731	Harko C.V.#	(BB-, Ba2)	08/02/17	5.750	2,753,077
3,831	HII Holding Corp.#	(B, B1)	12/20/19	5.250	3,888,714
1,997	Ineos US Finance LLC#	(B+, B1)	05/04/18	6.500	2,046,306
1,950	Kronos Worldwide, Inc.#	(BB-, Ba3)	06/13/18	7.000	1,976,198
427	Nexeo Solutions LLC#	(B, B1)	09/08/17	5.000	428,287
3,563	Nexeo Solutions LLC#	(B, B1)	09/09/17	5.000	3,569,198
990	Polyone Corp.#	(BB-, Ba1)	12/20/17	5.000	1,001,142
1,001	PQ Corp.#	(B+, B2)	05/08/17	5.250	1,013,815
2,993	Sonneborn LLC#	(B, B1)	03/30/18	6.500	3,026,127
640	Tronox Pigments BV#	(BBB-, Ba2)	02/08/18	1.000	646,481
2,345	Tronox Pigments BV#	(BBB-, Ba2)	02/08/18	4.250	2,370,429
3,500	Univar, Inc.#	(B+, B2)	06/30/17	5.000	3,531,885

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Chemicals
$1,489	Vantage Specialties, Inc.#	(B, B2)	02/10/18	7.000	$1,495,263
					37,405,828
Computer Hardware (0.2%)
1,095	Spansion LLC#	(BB+, Ba3)	12/13/18	5.250	1,107,041

Consumer Products (2.6%)
3,000	COLE HAAN LLC#	(NR, B2)	01/31/20	5.750	3,037,500
1,484	Huish Detergents, Inc.#	(B, Ba3)	04/26/14	2.210	1,484,293
3,801	NBTY, Inc.#	(BB-, Ba3)	10/01/17	4.250	3,824,572
2,185	Prestige Brands, Inc.#	(BB-, Ba3)	01/31/19	6.250	2,202,777
2,282	Ranpak Corp.#	(BB-, Ba3)	04/20/17	4.750	2,278,509
3,250	Spectrum Brands, Inc.#	(B, Ba3)	12/17/19	4.500	3,301,659
					16,129,310
Consumer/Commercial/Lease Financing (0.3%)
1,600	Springleaf Financial Funding Co.#	(CCC+, B3)	05/10/17	5.500	1,608,200

Discount Stores (0.5%)
3,195	99 Cents Only Stores#	(B+, B2)	01/11/19	5.250	3,242,797

Diversified Capital Goods (1.0%)
1,261	Douglas Dynamics LLC#	(BB, B1)	04/18/18	5.750	1,257,563
2,313	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	2,319,200
2,424	Husky Injection Molding Systems Ltd.#	(B, Ba3)	07/02/18	5.750	2,467,241
438	MX Mercury Beteilegungen GMBH#	(B, B2)	06/28/13	3.060	411,683
					6,455,687
Electric - Generation (0.9%)
2,993	Calpine Corp.#	(BB-, B1)	10/09/19	4.500	3,037,552
463	NexTag, Inc.#	(B+, B1)	01/28/16	7.000	452,122
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa1)	10/10/14	3.810	451,752
3,000	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa1)	10/10/17	4.810	1,986,375
					5,927,801
Electric-Distribution/Transportation (0.3%)
1,990	Generac Power Systems, Inc.#	(B+, B2)	05/30/18	6.250	2,039,750

Electronics (1.8%)
987	Mitel Networks Corp.#	(NR, B1)	08/16/14	3.561	979,473
1,985	NXP Funding LLC#	(B+, B3)	03/19/19	5.250	2,018,189
2,435	Presidio, Inc.#	(B+, Ba3)	03/31/17	5.750	2,465,056
1,990	Shield Finance Co. Sàrl#	(B+, B2)	05/10/19	6.500	2,006,169
2,959	TriZetto Group, Inc.#	(B, B1)	05/02/18	4.750	2,961,856
722	Verint Systems, Inc.#	(B+, B1)	10/27/17	4.500	727,893
					11,158,636
Energy - Exploration & Production (1.8%)
1,250	Delek Benelux BV€ #	(NR, NR)	02/08/17	5.238	1,579,355
533	Delphi Acquisition Holding I BV#	(NR, B1)	07/11/16	4.702	533,333
267	Delphi Acquisition Holding I BV#	(NR, B1)	07/11/16	4.702	266,667
5,000	EP Energy LLC#	(B+, Ba3)	05/24/18	5.000	5,067,850
4,000	Plains Exploration & Production, Inc.#	(BB, Ba1)	11/30/19	4.000	4,027,760
					11,474,965
Environmental (0.2%)
585	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	583,945
489	Waste Industries USA, Inc.#	(B+, B1)	03/17/17	4.750	493,061
					1,077,006

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Food & Drug Retailers (1.3%)
$2,084	Holding Bercy Investissement S.C.A.€ #	(NR, NR)	06/27/17	4.700	$2,833,929
1,500	Holding Bercy Investissement S.C.A.€ #	(NR, NR)	12/31/17	5.112	2,032,698
995	Sprouts Farmers Markets Holdings LLC#	(B+, B2)	04/18/18	6.000	1,008,064
2,212	Supervalu, Inc.#	(BB-, B1)	08/30/18	8.000	2,256,204
					8,130,895
Food - Wholesale (1.2%)
2,183	JBS USA LLC#	(BB, Ba3)	05/25/18	4.250	2,218,483
2,494	The Pantry, Inc.#	(BB, B1)	08/03/19	5.750	2,535,832
1,478	US Foods, Inc.#	(B, B3)	03/31/17	5.750	1,498,379
1,489	US Foods, Inc.#	(B-, B2)	03/31/17	5.750	1,508,733
					7,761,427
Gaming (1.2%)
2,481	Affinity Gaming LLC#	(BB, Ba3)	11/09/17	5.500	2,518,481
1,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	862,500
1,995	Penn National Gaming, Inc.#	(BBB-, Ba1)	07/16/18	3.750	2,008,688
1,985	Pinnacle Entertainment, Inc.#	(BB+, Ba1)	03/19/19	4.000	2,012,294
					7,401,963
Health Facilities (0.9%)
2,482	Iasis Healthcare LLC#	(B, Ba3)	05/03/18	5.000	2,510,243
1,982	Surgical Care Affiliates LLC#	(B, Ba3)	12/29/17	4.311	1,992,259
985	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	5.250	995,221
					5,497,723
Health Services (2.9%)
2,982	Aptalis Pharma, Inc.#	(B+, B2)	02/10/17	5.500	3,015,295
2,197	Ardent Medical Services, Inc.#	(B, B1)	07/02/18	6.750	2,243,442
1,450	Capsugel Holdings US, Inc.#	(BB-, B1)	08/01/18	4.750	1,475,415
491	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/16	4.202	495,359
990	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/17	5.250	1,001,780
2,485	ConvaTec, Inc.#	(B+, Ba3)	12/22/16	5.000	2,530,781
3,236	Drumm Investors LLC#	(B, B1)	05/04/18	5.000	3,117,119
267	Inventiv Health, Inc.#	(B, B2)	05/15/18	7.750	262,957
743	Kinetic Concepts, Inc.#	(BB-, Ba2)	05/04/18	5.500	757,662
3,230	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	3,248,070
					18,147,880
Hotels (0.5%)
3,000	IntraWest Holdings Sarl#	(B+, NR)	12/04/17	7.000	3,060,000

Insurance Brokerage (0.4%)
1,703	HUB International Ltd.#	(B+, B1)	06/13/17	4.702	1,730,908
562	HUB International Ltd.#	(B+, B1)	12/13/17	6.750	569,109
					2,300,017
Investments & Misc. Financial Services (1.1%)
1,990	AlixPartners LLP#	(B+, Ba3)	06/28/19	6.500	2,009,900
3,780	BNY ConvergEX Group LLC#	(B, B2)	12/19/16	5.250	3,767,334
500	BNY ConvergEX Group LLC#	(CCC+, B3)	12/18/17	8.750	477,250
494	U.S. Security Associates Holdings, Inc.#	(B, Ba3)	07/28/17	6.000	498,638
					6,753,122
Leisure (2.8%)
2,233	Alpha Topco Ltd.#	(B+, B1)	04/30/19	6.000	2,266,416
2,568	ClubCorp Club Operations, Inc.#	(BB, Ba2)	11/30/16	5.250	2,615,940
3,215	Deluxe Entertainment Services Group, Inc.#	(B-, B2)	07/03/17	8.000	3,022,158
1,964	Legendary Pictures Funding LLC#	(NR, NR)	03/29/18	9.000	1,949,763

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Leisure
$2,000	Merlin Entertainments Group Luxembourg 2 Sarl € #	(NR, NR)	07/21/17	4.200	$2,743,670
2,406	Seaworld Parks & Entertainment, Inc.#	(BB-, Ba3)	08/17/17	4.000	2,431,573
2,166	Six Flags Theme Parks, Inc.#	(BB+, Ba2)	12/20/18	4.000	2,202,250
110	Technicolor SA#	(B, B3)	05/26/16	7.000	111,633
296	Technicolor SA#	(B, B3)	05/26/17	8.000	298,907
					17,642,310
Life-Insurance (0.3%)
1,158	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	1,166,579
842	MSO of Puerto Rico, Inc.#	(NR, NR)	12/12/17	9.750	848,421
					2,015,000
Machinery (0.1%)
489	Pro Mach, Inc.#	(B+, B2)	07/06/17	5.000	494,134

Media - Broadcast (5.3%)
2,779	Barrington Broadcasting Group LLC#	(B+, NR)	06/14/17	10.250	2,811,349
1,985	Cequel Communications LLC#	(BB-, Ba2)	02/14/19	4.000	2,006,319
3,374	Gray Television, Inc.#	(B+, B2)	10/12/19	4.750	3,439,243
986	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	990,549
2,130	LIN Television Corp.#	(BB-, Ba2)	12/21/18	4.000	2,154,922
2,942	Local TV Finance LLC#	(B+, B1)	05/07/15	4.210	2,963,084
1,189	Mission Broadcasting, Inc.#	(BB, Ba2)	12/03/19	1.750	1,209,371
3,000	NEP Holdco, Inc.#	(NR, NR)	01/22/20	5.250	3,056,250
2,811	Nexstar Broadcasting, Inc.#	(BB, Ba2)	12/03/19	4.500	2,860,629
4,000	Nine Entertainment Group Ltd.#	(BB, NR)	02/05/20	0.200	3,995,000
1,985	Rovi Guides, Inc.#	(BB, Ba2)	03/29/19	4.000	2,004,850
2,747	TWCC Holding Corp.#	(BB-, Ba3)	02/13/17	4.250	2,781,666
2,000	UPC Financing Partnership€ #	(BB-, Ba3)	12/31/16	3.859	2,729,092
					33,002,324
Media - Cable (0.3%)
1,985	Bragg Communications, Inc.#	(BB, NR)	02/28/18	4.000	2,004,850

Media - Diversified (0.1%)
216	Flint Group Holdings Sarl#	(NR, NR)	06/30/16	7.476	185,714
292	Flint Group Holdings Sarl#	(NR, NR)	12/31/16	4.500	207,258
					392,972
Media - Services (0.5%)
3,000	Premier Dental Services, Inc.#	(B, B3)	11/01/18	8.250	2,985,000

Medical Products (2.3%)
3,000	Bausch & Lomb BV € #	(B+, B1)	05/17/19	5.750	4,095,959
1,990	Bausch & Lomb, Inc.#	(B+, B1)	05/17/19	5.250	2,014,407
2,500	BSN Medical Luxembourg Holding Sarl#	(B+, Ba3)	08/28/19	5.000	2,522,500
1,976	Grifols, Inc.#	(BB+, Ba2)	06/01/17	4.250	1,992,642
3,982	Hologic, Inc.#	(BBB-, Ba2)	08/01/19	4.500	4,039,742
					14,665,250
Metals & Mining - Excluding Steel (1.0%)
2,987	Arch Coal, Inc.#	(BB, Ba3)	05/16/18	5.750	3,073,850
2,993	FMG Resources (August 2006) Pty Ltd.#	(BB+, Ba1)	10/18/17	5.250	3,036,774
					6,110,624
Oil Field Equipment & Services (0.5%)
2,993	McJunkin Red Man Corp.#	(B+, B2)	11/08/19	6.250	3,044,869

Packaging (2.5%)
1,359	Berry Plastics Holding Corp. #	(B+, B1)	04/03/15	2.202	1,361,024

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Packaging
$4,000	BWay Holding Co.#	(B, Ba3)	08/06/17	4.500	$4,060,000
1,975	Exopack LLC#	(B, B2)	05/31/17	6.500	1,981,536
2,373	Kleopatra Acquisition Corp.#	(B, Ba3)	12/21/16	5.750	2,417,043
2,003	Pertus & Mauser#	(NR, NR)	06/12/15	2.575	1,930,069
1,997	Pertus & Mauser#	(NR, NR)	06/13/16	2.825	1,924,931
960	Sealed Air Corp.#	(BB, Ba1)	10/03/18	4.000	977,268
990	Unifrax Holding Co.#	(B+, B2)	11/28/18	7.250	1,000,727
					15,652,598
Pharmaceuticals (2.8%)
2,494	Alkermes, Inc#	(BB, B1)	09/25/19	4.500	2,531,929
3,950	Jazz Pharmaceuticals, Inc.#	(BBB-, Ba3)	06/12/18	5.250	3,999,375
2,993	Par Pharmaceutical Companies, Inc.#	(B+, B1)	09/30/19	5.000	3,031,403
2,230	RPI Finance Trust#	(BBB-, Baa2)	11/09/18	4.000	2,263,855
3,000	Valeant Pharmaceuticals International, Inc.#	(BBB-, Ba1)	12/11/19	4.250	3,049,470
2,756	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	2,795,034
					17,671,066
Printing & Publishing (1.8%)
312	F & W Media, Inc.#	(NR, NR)	06/09/14	7.750	291,745
194	F & W Media, Inc.#	(NR, NR)	12/09/14	15.000	135,576
2,969	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.452	2,892,798
5,000	Tribune Co.#	(NR, Ba3)	12/31/19	4.000	5,049,375
1,973	Wenner Media LLC#	(B, B3)	10/02/13	1.952	1,955,953
5,435	Yell Group PLC#	(NR, NR)	07/31/14	4.459	1,055,296
					11,380,743
Real Estate Investment Trusts (0.7%)
4,187	iStar Financial, Inc.#	(BB-, B1)	10/15/17	5.750	4,254,685

Restaurants (1.4%)
1,985	Landry’s, Inc.#	(B+, B1)	04/24/18	6.500	2,013,941
2,940	OSI Restaurant Partners LLC#	(BB, B1)	10/28/19	5.750	2,983,483
933	Restaurant Holding Co. LLC#	(B-, B3)	02/17/17	9.000	942,667
2,993	Wendy’s International, Inc.#	(BB-, B1)	05/15/19	4.750	3,035,143
					8,975,234
Software/Services (6.2%)
2,049	AVG Technologies N.V.#	(B+, B1)	03/15/16	7.500	2,066,846
3,000	Deltek, Inc.#	(B+, B1)	10/10/18	6.000	3,036,885
1,198	First Data Corp.#	(B+, B1)	03/24/17	5.205	1,201,448
2,939	First Data Corp.#	(B+, B1)	03/23/18	4.205	2,916,294
488	Flexera Software LLC#	(B, B2)	09/30/17	7.500	491,359
750	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	764,063
2,216	Kronos, Inc.#	(B, Ba3)	10/30/19	4.500	2,240,519
1,790	On Assignment, Inc.#	(BB-, Ba3)	05/15/19	5.000	1,814,860
1,995	Pinnacle Holdco Sàrl#	(B+, B1)	07/30/19	6.500	2,007,968
4,000	Riverbed Technology, Inc.#	(BBB-, Ba3)	12/18/19	4.000	4,050,000
526	Safenet, Inc.#	(BB-, Ba2)	04/12/14	2.702	526,490
1,447	SafeNet, Inc.#	(B, B3)	04/12/15	6.202	1,443,253
53	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.202	52,375
1,000	Serena Software, Inc.#	(B+, B1)	03/10/16	5.000	1,007,190
2,133	SS&C Technologies, Inc.#	(BB-, Ba3)	06/07/19	5.000	2,166,124
3,500	SumTotal Systems LLC#	(NR, B1)	11/16/18	6.250	3,517,517
1,985	US FT Holdco, Inc.#	(B+, B1)	11/30/17	5.750	2,002,343
3,000	Wall Street Systems Delaware, Inc.#	(B, B2)	10/25/19	5.750	3,018,750
1,000	Wall Street Systems Delaware, Inc.#	(NR, Caa2)	10/25/20	9.250	1,006,670
3,491	Web.com Group, Inc.#	(BB, Ba3)	10/27/17	5.500	3,553,988
					38,884,942

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Specialty Retail (3.1%)
$2,000	AB Acquisitions UK Topco 2 Ltd. € #	(NR, NR)	07/09/17	3.981	$3,126,157
3,516	Academy Ltd.#	(B, B2)	08/03/18	4.750	3,567,032
1,995	Leslie’s Poolmart, Inc.#	(B, B2)	10/16/19	5.250	2,024,702
1,985	National Vision, Inc.#	(BB-, B1)	08/02/18	7.000	2,019,738
1,211	Pilot Travel Centers LLC#	(BB, Ba2)	03/30/18	3.750	1,230,481
2,494	Pilot Travel Centers LLC#	(BB, Ba2)	08/07/19	4.250	2,533,887
2,000	Serta Simmons Holdings LLC#	(B+, B1)	10/01/19	5.000	2,029,020
2,073	SSP Financing Ltd.#	(NR, NR)	06/15/16	2.706	2,010,697
921	Toys ‘R’ Us-Delaware, Inc.#	(B+, B1)	05/25/18	5.250	905,891
					19,447,605
Steel Producers/Products (0.4%)
2,342	JMC Steel Group, Inc.#	(BB, B1)	04/01/17	4.750	2,369,020

Support-Services (2.3%)
2,000	Acosta, Inc.#	(B+, NR)	03/02/18	5.000	2,030,830
2,200	Avis Budget Car Rental LLC#	(BB, Ba1)	03/15/19	4.250	2,223,837
2,481	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	5.000	2,520,243
3,470	EnergySolutions LLC#	(BB-, B2)	08/15/16	6.250	3,481,167
3,500	Hertz Corp.#	(BB, Ba1)	03/11/18	3.750	3,536,750
295	Sabre, Inc.#	(B, B1)	12/29/17	5.952	298,770
					14,091,597
Telecom - Integrated/Services (2.2%)
3,109	Cellular South, Inc.#	(NR, NR)	07/27/17	4.500	3,134,844
2,428	Intelsat Jackson Holdings SA#	(BB-, B1)	04/02/18	4.500	2,464,461
2,985	Windstream Corp.#	(BB+, Baa3)	08/08/19	4.000	3,017,521
2,000	Windstream Corp.#	(BB+, Baa3)	01/23/20	3.500	2,019,290
2,985	Zayo Group LLC#	(B, B1)	07/02/19	5.250	3,031,641
					13,667,757
Telecom - Wireless (2.2%)
5,000	Cricket Communications, Inc.#	(B+, Ba2)	10/10/19	4.750	5,053,125
1,732	MetroPCS Wireless, Inc.#	(BB, Ba1)	03/17/18	4.000	1,746,212
2,985	Telesat Canada#	(BB-, Ba3)	03/28/19	4.250	3,022,313
4	WP Roaming III Sarl#	(NR, NR)	05/05/14	4.061	3,613
1,902	WP Roaming III Sarl#	(NR, NR)	05/04/15	4.561	1,845,265
1,902	WP Roaming III Sarl#	(NR, NR)	05/03/16	5.061	1,854,777
					13,525,305
Telecommunications Equipment (0.7%)
2,488	Avaya, Inc.#	(B, B1)	10/26/17	4.812	2,337,626
402	Avaya, Inc.#	(B, B1)	03/31/18	8.000	406,003
1,581	Commscope, Inc.#	(BB, Ba3)	01/14/18	4.250	1,596,711
					4,340,340
Textiles & Apparel (1.1%)
1,500	Choo Luxury Finance Ltd.#	(NR, NR)	06/28/18	4.231	1,448,752
3,000	Onestopplus Group#	(NR, NR)	02/05/20	0.200	2,970,000
2,137	Wolverine World Wide, Inc.#	(BB, Ba2)	10/09/19	4.000	2,165,113
					6,583,865
Theaters & Entertainment (1.7%)
4,748	AMC Entertainment, Inc.#	(BB-, Ba2)	02/22/18	4.750	4,816,063
1,808	Live Nation Entertainment, Inc.#	(BB-, Ba2)	11/07/16	4.500	1,824,858

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Theaters & Entertainment
$4,000	Village Roadshow Films (BVI) Ltd.#	(NR, NR)	11/21/17	4.750	$4,050,000
					10,690,921
TOTAL BANK LOANS (Cost $459,990,895)					468,951,599

CORPORATE BONDS (13.7%)
Airlines (0.3%)
2,000	Continental Airlines, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/13 @ 103.38)‡ §	(BB-, Ba2)	09/15/15	6.750	2,110,000

Auto Parts & Equipment (1.3%)
2,450	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/13 @ 105.38)‡	(B+, B1)	08/15/16	10.750	2,664,375
1,000	Stoneridge, Inc., Rule 144A, Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	1,075,000
3,000	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	3,363,750
1,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	1,020,000
					8,123,125
Building & Construction (0.0%)
211	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ 105.50)+ ‡	(NR, NR)	06/30/15	11.000	236,096

Building Materials (1.1%)
3,500	Building Materials Corp. of America, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 103.50)‡	(BB+, Ba1)	02/15/20	7.000	3,832,500
2,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)§	(B+, B2)	04/01/19	7.625	2,976,875
					6,809,375
Chemicals (1.5%)
1,500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)€ ‡ #	(B+, B1)	02/15/19	7.250	2,158,265
3,000	Koppers, Inc., Global Company Guaranteed Notes (Callable 12/01/14 @ 103.94)	(B+, B1)	12/01/19	7.875	3,318,750
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(BB-, Ba3)	10/15/19	6.375	2,130,000
1,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	1,657,500
					9,264,515
Diversified Capital Goods (0.3%)
1,500	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B2)	09/01/20	8.750	1,713,750

Electronics (0.0%)
250	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)§	(B+, Caa1)	04/01/19	7.750	223,750

Energy - Exploration & Production (0.6%)
525	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	556,500
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/13 @ 100.00)	(B-, Caa1)	11/15/14	11.875	743,750
325	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)§	(B, B3)	02/01/19	7.250	354,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$2,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B, B1)	11/01/18	8.625	$2,120,000
					3,774,500
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.	(NR, NR)	07/02/13	0.000	550

Gaming (1.0%)
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/13 @ 101.21)‡	(B, Caa1)	11/15/19	7.250	183,210
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/13 @ 100.00)‡ ø	(NR, NR)	06/15/15	10.250	394
850	Greektown Superholdings, Inc., Series A, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	914,813
500	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	538,125
63	Majestic Star Casino LLC PIK, Rule 144A, Secured Notes ‡	(NR, NR)	12/01/16	12.500	57,587
3,975	Seminole Hard Rock Entertainment, Inc., Rule 144A, Senior Secured Notes‡ #	(BB, B2)	03/15/14	2.808	3,984,937
175	Tropicana Finance Corp., Global Company Guaranteed Notesø ^	(NR, NR)	12/15/14	9.625	18
300	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ 100.00)‡	(B+, B3)	11/15/15	9.000	276,000
					5,955,084
Gas Distribution (0.3%)
1,000	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B2)	12/15/18	7.875	1,085,000
500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 103.25)‡	(BB-, B1)	03/01/20	6.500	537,500
					1,622,500
Health Services (0.0%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	10.000	133,500

Leisure (0.7%)
3,500	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ $104.56)§	(B, B2)	08/01/18	9.125	3,937,500
500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)‡	(BB-, B3)	01/15/21	5.250	498,750
					4,436,250
Media - Broadcast (0.1%)
500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)§	(B, B3)	04/15/17	8.875	553,750

Media - Diversified (0.1%)
500	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)§	(B, B2)	07/15/21	7.875	557,500

Media - Services (1.0%)
3,000	Cerved Technologies SpA, Rule 144A, Senior Secured Notes (Callable 01/15/14 @ 101.00)‡ € #	(NR, B2)	01/15/19	5.565	4,092,558
2,000	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/17 @ 103.25)‡ §	(B, B1)	11/15/22	6.500	2,134,250
					6,226,808
Metals & Mining - Excluding Steel (1.8%)
3,000	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75)‡	(B, B3)	06/01/19	9.500	3,292,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Metals & Mining - Excluding Steel
$2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	$2,245,000
2,461	Noranda Aluminium Acquisition Corp. PIK, Global Company Guaranteed Notes	(CCC+, Caa1)	05/15/15	4.524	2,356,725
150	Old AII, Inc., Global Company Guaranteed Notesø ^	(NR, NR)	12/15/14	9.000	15
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ 101.67)ø ^	(NR, NR)	12/15/16	10.000	25
1,700	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,806,250
2,500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡ §	(CCC-, Caa3)	05/15/19	9.250	1,537,500
					11,238,015
Oil Field Equipment & Services (0.8%)
418	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡ §	(B+, Ba3)	11/15/18	8.125	434,720
3,350	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	3,634,750
1,000	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	1,090,000
					5,159,470
Oil Refining & Marketing (0.9%)
2,250	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ 108.16)‡ §	(B+, Ba3)	04/01/17	10.875	2,452,500
3,000	PBF Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.13)‡ §	(BB+, Ba3)	02/15/20	8.250	3,255,000
					5,707,500
Packaging (0.9%)
2,500	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/13 @ 102.06)	(B+, B1)	11/15/15	8.250	2,618,750
3,000	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡ #	(B-, B2)	12/15/13	2.308	2,910,000
					5,528,750
Printing & Publishing (0.0%)
242	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ 104.00)#	(CC, Caa3)	02/15/17	9.500	94,380

Restaurants (0.4%)
1,500	Punch Taverns Finance PLC, Senior Secured Notes £	(A-, Baa3)	04/15/22	7.274	2,384,120

Software/Services (0.3%)
2,000	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)§	(B-, Caa1)	01/15/19	9.125	2,185,000

Support-Services (0.1%)
500	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	548,750

Telecom - Integrated/Services (0.0%)
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes‡ ø ^ #	(NR, NR)	01/15/15	6.054	—

Textiles & Apparel (0.0%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes € ø	(NR, NR)	11/15/25	9.875	3,826

Theaters & Entertainment (0.2%)
1,000	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)§	(CCC+, Caa1)	12/01/20	9.750	1,170,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Transportation - Excluding Air/Rail (0.0%)
$150	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, Caa1)	02/15/19	8.125	$128,250
TOTAL CORPORATE BONDS (Cost $85,379,336)					85,889,114

ASSET BACKED SECURITIES (3.1%)
Collateralized Debt Obligations (3.1%)
2,000	ACAs CLO Ltd., Rule 144A‡ #	(BBB, NR)	09/20/23	5.577	2,024,354
1,875	ARES CLO Ltd., Rule 144A‡ #	(BBB, NR)	01/17/24	4.957	1,900,140
2,000	Atlantis Funding Ltd.#	(A+, A1)	11/20/15	4.562	2,001,404
2,500	Boston Harbor CLO Ltd., Rule 144A‡ #	(A+, Aa2)	05/25/16	1.562	2,483,982
500	CIFC Funding Ltd., Rule 144A‡ #	(BBB, NR)	01/29/25	4.594	475,937
1,000	CIFC Funding Ltd., Rule 144A‡ #	(BB-, NR)	01/29/25	6.344	920,000
2,000	Copper River CLO Ltd.#	(B+, Baa3)	01/20/21	1.802	1,744,182
750	Gale Force CLO Ltd., Rule 144A‡ #	(A, Baa2)	11/15/17	2.160	719,608
2,000	Halcyon Structured Asset Management Long Secured, Rule 144A‡ #	(BBB-, Ba1)	10/29/21	4.051	1,952,500
500	Hewett’s Island CDO Ltd., Rule 144A‡ #	(A, Baa1)	06/09/19	1.111	449,760
2,000	KKR Financial CLO 2007-1 Corp., Rule 144A‡ #	(A, A3)	05/15/21	2.560	1,918,075
2,000	Riverside Park CLO Ltd.#	(BBB, NR)	09/27/21	3.060	1,873,800
1,000	WG Horizons CLO#	(BBB-, Ba1)	05/24/19	2.012	924,892
TOTAL ASSET BACKED SECURITIES (Cost $18,455,406)					19,388,634

Number of Shares

COMMON STOCKS (0.1%)
Automotive (0.0%)
588	Safelite Realty Corp.^ *				—

Building & Construction (0.0%)
6,800	Ashton Woods USA LLC, Class B^ *				51,340
53,871	William Lyon Homes, Inc. *				102,355
					153,695
Chemicals (0.1%)
9,785	Huntsman Corp.				172,510

Forestry & Paper (0.0%)
30	Rock-Tenn Co., Class A				2,368

Gaming (0.0%)
10,150	Majestic Holdco LLC				20,300

Health Services (0.0%)
22	Magellan Health Services, Inc. *				1,129

Printing & Publishing (0.0%)
554	Dex One Corp.* §				958
1,131	F & W Media, Inc.*				707
355	SuperMedia, Inc.* §				1,328
					2,993
TOTAL COMMON STOCKS (Cost $546,281)					352,995

WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 (Cost $0)^ *				—

Number of Shares				Value

SHORT-TERM INVESTMENTS (16.5%)

9,742,063	State Street Navigator Prime Portfolio, 0.24%§§			$9,742,063

Par (000)		Maturity	Rate%

$93,157	State Street Bank and Trust Co. Euro Time Deposit	02/01/13	0.010	93,157,000

TOTAL SHORT-TERM INVESTMENTS (Cost $102,899,063)				102,899,063

TOTAL INVESTMENTS AT VALUE (108.5%) (Cost $667,270,981)				677,481,405

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.5%)				(53,325,430)

NET ASSETS (100.0%)				$624,155,975

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities amounted to a value of $58,415,248 or 9.4% of net assets.

€	This security is denominated in Euro.
£	This security is denominated in British Pound.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2013.
+	Step Bond — The interest rate is as of January 31, 2013 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2013.

At January 31, 2013, Open Forward Foreign Currency Contract was as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	5,588,156	GBP	3,495,000	04/18/13	Morgan Stanley	$(5,588,156)	$(5,538,963)	$49,193

Currency Abbreviations:

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Time Deposits are valued at cost and are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$468,951,599	$—	$468,951,599
Corporate Bonds	—	85,889,056	58	85,889,114
Asset Backed Securities	—	19,388,634	—	19,388,634
Common Stocks	178,293	123,362	51,340	352,995
Warrant	—	—	—	—
Short-Term Investments	9,742,063	93,157,000	—	102,899,063
Other Financial Instruments *
Forward Foreign Currency Contracts	—	49,193	—	49,193
	$9,920,356	$667,558,844	$51,398	$677,530,598

* Other financial instruments include futures, forwards, and swap contracts.

As of January 31, 2013, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost — At January 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$667,270,981
Unrealized appreciation	$13,686,914
Unrealized depreciation	(3,476,490)
Net unrealized appreciation (depreciation)	$10,210,424

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (44.5%)
Auto Parts & Equipment (1.8%)
$500	Affinia Group, Inc., Global Company Guaranteed Notes	(CCC+, B3)	11/30/14	9.000	$502,505

Building Materials (4.2%)
400	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ 107.13)	(B-, Caa2)	04/01/16	9.500	390,000
250	Gibraltar Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/17 @ 103.13)‡	(BB-, B2)	02/01/21	6.250	260,937
250	HD Supply, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 107.88)‡	(CCC+, Caa2)	01/15/21	10.500	256,250
250	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	257,500
					1,164,687
Chemicals (7.0%)
500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)‡	(B+, B1)	05/01/20	7.500	541,250
400	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	442,000
250	US Coatings Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)‡	(B-, Caa1)	05/01/21	7.375	258,438
500	US Coatings Acquisition, Inc., Senior Secured Notes (Callable 02/01/16 @ 104.31) €	(B+, B1)	02/01/21	5.750	675,306
					1,916,994
Consumer Products (2.5%)
500	Alphabet Holding Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/13 @ 103.00)‡	(B-, Caa1)	11/01/17	7.750	518,750
150	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡	(B+, B2)	02/01/20	6.750	156,000
					674,750
Energy - Exploration & Production (2.8%)
500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B, B1)	11/01/18	8.625	530,000
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	251,875
					781,875
Environmental (1.0%)
250	Heckmann Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ 104.94)‡	(B, B3)	04/15/18	9.875	265,000

Insurance Brokerage (2.8%)
250	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC, Caa2)	12/15/20	7.875	250,625
500	Hub International Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 104.06)‡	(CCC+, Caa2)	10/15/18	8.125	520,000
					770,625
Media - Services (1.0%)
250	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/17 @ 103.25)‡	(B, B1)	11/15/22	6.500	267,500

Metals & Mining - Excluding Steel (3.2%)
250	Boart Longyear Management Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(BB-, Ba2)	04/01/21	7.000	260,000
1,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(CCC-, Caa3)	05/15/19	9.250	615,000
					875,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services (3.9%)
$250	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 106.56)‡	(B+, Caa1)	11/01/20	8.750	$256,875
291	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(B+, Ba3)	11/15/18	8.125	302,640
480	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	523,200
					1,082,715
Oil Refining & Marketing (4.8%)
500	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 11/01/17 @ 103.25)‡	(B+, Ba3)	11/01/22	6.500	506,250
250	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.34)‡	(BB-, B1)	11/15/20	7.125	263,750
500	PBF Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.13)‡	(BB+, Ba3)	02/15/20	8.250	542,500
					1,312,500
Packaging (1.8%)
500	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡#	(B-, B2)	12/15/13	2.308	485,000

Real Estate Development & Management (3.3%)
500	Annington Finance No 5 PLC, Rule 144A, Senior Secured Notes (Callable 01/15/18 @ 106.50)‡£	(CCC+, Caa1)	01/15/23	13.000	919,561

Software/Services (1.0%)
250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	273,125

Telecommunications Equipment (1.6%)
400	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB-, B1)	12/01/16	9.500	432,000

Theaters & Entertainment (1.8%)
500	Wallace Theater Holdings, Inc., Rule 144A, Senior Secured Notes‡#	(CCC, Caa1)	06/15/13	12.500	498,750
TOTAL CORPORATE BONDS (Cost $11,814,373)					12,222,587

BANK LOANS (27.1%)
Aerospace & Defense (1.9%)
500	LM U.S. Member LLC#	(CCC, Caa2)	10/26/20	9.500	511,250

Auto Parts & Equipment (3.7%)
500	HHI Holdings LLC#	(B+, B2)	10/05/18	6.000	511,875
500	Veyance Technologies, Inc.#	(B-, NR)	07/31/15	5.959	496,875
					1,008,750
Banking (1.8%)
500	GMACM Borrower LLC#	(NR, Baa3)	11/18/13	7.750	503,985

Building Materials (1.9%)
500	Ameriforge Group, Inc.#	(CCC+, Caa1)	12/21/20	8.750	510,938

Chemicals (1.8%)
499	AZ Chem US, Inc.#	(BB-, Ba3)	12/22/17	7.250	510,793

Electric - Generation (1.4%)
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa1)	10/10/17	4.810	397,275

Leisure (1.8%)
494	Legendary Pictures Funding LLC#	(NR, NR)	03/29/18	9.000	490,712

Life-Insurance (1.8%)
289	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	291,645

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Life-Insurance
$211	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	$212,105
					503,750
Machinery (1.9%)
500	Alliance Laundry Systems LLC#	(CCC+, Caa2)	12/10/19	9.500	511,875

Media - Broadcast (1.9%)
500	NEP Holdco, Inc.#	(CCC+, B3)	07/22/20	9.500	518,125

Software/Services (7.2%)
500	SafeNet, Inc.#	(B, B3)	04/12/15	6.202	498,542
1,000	SumTotal Systems LLC#	(CCC+, Caa1)	05/16/19	10.250	991,250
500	Wall Street Systems Delaware, Inc.#	(B-, Caa2)	10/25/20	9.250	503,335
					1,993,127
TOTAL BANK LOANS (Cost $7,320,219)					7,460,580

ASSET BACKED SECURITIES (20.5%)
Collateralized Debt Obligations (20.5%)
750	Carlyle Global Market Strategies CLO 2012-4 Ltd., Rule 144A‡#	(NR, NR)	01/20/25	0.000	697,500
750	Central Park CLO Ltd., Rule 144A‡#	(BBB, NR)	07/23/22	3.502	742,865
500	CIFC Funding Ltd., Rule 144A‡#	(BB-, NR)	12/05/24	6.360	452,500
500	Gale Force 4 CLO Ltd., Rule 144A‡#	(BBB, Ba1)	08/20/21	3.812	495,887
400	Genesis CLO 2007-1 Ltd., Rule 144A‡#	(BB+, Caa1)	10/10/14	6.805	401,081
500	Halcyon Loan Advisors Funding Ltd., Rule 144A‡#	(BB, NR)	12/20/24	5.755	444,850
500	KKR Financial CLO 2007-1 Corp., Rule 144A‡#	(A, A3)	05/15/21	2.560	479,519
750	Marine Park CLO Ltd., Rule 144A‡#	(BB-, NR)	05/18/23	6.283	744,595
500	OFSI Fund V Ltd., Rule 144A‡#	(BBB, NR)	04/17/25	4.554	463,041
750	Shackleton II CLO Ltd., Rule 144A‡#	(BB, NR)	10/20/23	5.648	704,222
TOTAL ASSET BACKED SECURITIES (Cost $5,459,145)					5,626,060

SHORT-TERM INVESTMENT (11.8%)
3,236	State Street Bank and Trust Co. Euro Time Deposit (Cost $3,236,000)		02/01/13	0.010	3,236,000

TOTAL INVESTMENTS AT VALUE (103.9%) (Cost $27,829,737)					28,545,227

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.9%)					(1,073,555)

NET ASSETS (100.0%)					$27,471,672

INVESTMENT ABBREVIATION

NR= Not Rated

†                 Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2013, these securities amounted to a value of $15,484,511 or 56.4% of net assets

€                 This security is denominated in Euro.

£                 This security is denominated in British Pound.

#                 Variable rate obligations — The interest rate is the rate as of January 31, 2013.

At January 31, 2013, Open Forward Foreign Currency Contract was as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	919,367	GBP	575,000	04/18/13	Morgan Stanley	$(919,367)	$(911,274)	$8,093

Currency Abbreviations:

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Time Deposits are valued at cost and are generally categorized as Level 2. Securities, forward currency and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                Level 1 — quoted prices in active markets for identical investments

•                Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$12,222,587	$—	$12,222,587
Bank Loans	—	7,460,580	—	7,460,580
Asset Backed Securities	—	5,626,060	—	5,626,060
Short-Term Investment	—	3,236,000	—	3,236,000
Other Financial Instruments *
Forward Foreign Currency Contracts	—	8,093	—	8,093
	$—	$28,553,320	$—	$28,553,320

* Other financial instruments include forward foreign currency contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost —At January 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$27,829,737
Unrealized appreciation	$753,853
Unrealized depreciation	(38,363)
Net unrealized appreciation (depreciation)	$715,490

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2013 (unaudited)

	Par (000)	Value
LONG POSITIONS (29.6%)
UNITED STATES AGENCY OBLIGATIONS (29.6%)
Federal Farm Credit Banks, 0.250% 01/26/2015#	$1,000	$1,000,910
Federal Farm Credit Banks, 0.214% 02/27/2015#	6,000	6,004,140
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $6,998,665)		7,005,050

SHORT-TERM INVESTMENT (54.1%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/01/2013 (Cost $12,820,000)	12,820	12,820,000

TOTAL INVESTMENTS AT VALUE (83.7%) (Cost $19,818,665)		19,825,050

OTHER ASSETS IN EXCESS OF LIABILITIES (16.3%)		3,873,985

NET ASSETS (100.0%)		$23,699,035

#        Variable rate obligations — The interest rate is the rate as of January 31, 2013.

At January 31, 2013, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Mar 2013	$13,919,351	$10,032
				$10,032

Index Contracts
Hang Seng Index Futures	HKD	Feb 2013	2,452,556	$16,298
EURO Stoxx 50 Index Futures	EURO	Mar 2013	2,281,544	58,748
FTSE 100 Index Futures	GBP	Mar 2013	2,778,976	156,531
Nikkei 225 Index Futures OSE	JPY	Mar 2013	2,556,542	361,714
S&P 500 E Mini Index Futures	USD	Mar 2013	2,538,610	96,072
				$689,363

Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2013	3,952,000	$(14,856)
EUR Currency Futures	USD	Mar 2013	5,261,475	169,150
				$154,294

Contracts to Sell
Interest Rate Contracts
German EURO Bund Futures	EURO	Mar 2013	(3,081,839)	$6,654
UK Long Gilt 10 Year	GBP	Mar 2013	(3,505,476)	4,651
US Treasury Note 10 Year	USD	Mar 2013	(4,594,844)	14,656
				$25,961

Foreign Exchange Contracts
CAD Currency Futures	USD	Mar 2013	(4,306,450)	$(10,650)
GBP Currency Futures	USD	Mar 2013	(7,728,338)	(52,301)
JPY Currency Futures	USD	Mar 2013	(5,609,313)	601,819
				$538,868

Net unrealized appreciation (depreciation)				$1,418,518

At January 31, 2013, Outstanding Swap Contracts were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$953,561	2/19/2013	Goldman Sachs	Fixed Rate	Commodity Index Return(1)	$(12,653)
USD	$227,073	2/19/2013	Goldman Sachs	Commodity Index Return(1)	Fixed Rate	9,194
USD	$322,065	2/19/2013	Goldman Sachs	Commodity Index Return(1)	Fixed Rate	8,709
USD	$347,636	2/19/2013	Goldman Sachs	Commodity Index Return(1)	Fixed Rate	1,553
USD	$237,867	2/19/2013	Goldman Sachs	Commodity Index Return(1)	Fixed Rate	1,053
USD	$929,754	2/19/2013	Goldman Sachs	Commodity Index Return(1)	Fixed Rate	15,316
USD	$1,604,826	2/19/2013	Goldman Sachs	Fixed Rate	Commodity Index Return(1)	—
					Total	$23,172

(1)    The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1.   Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Time Deposits are valued at cost and are generally categorized as Level 2. Securities, swaps, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. The Fund also may use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund may utilize a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. When fair value pricing is employed, the prices of securities used by the fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including  Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$7,005,050	$—	$7,005,050
Short-Term Investment	—	12,820,000	—	12,820,000
Other Financial Instruments*
Futures Contracts	1,418,518	—	—	1,418,518
Swap Contracts	—	23,172	—	23,172
	$1,418,518	$19,848,222	$—	$21,266,740

*Other financial instruments include futures contracts and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost -At January 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$19,818,665
Unrealized appreciation	$6,385
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$6,385

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2013 (unaudited)

	Number of Shares	Value
LONG POSITIONS (48.7%)
COMMON STOCKS (2.0%)
AUSTRALIA (0.1%)
Metals & Mining (0.1%)
Talison Lithium Ltd.*	595	$4,432

CANADA (0.1%)
Oil & Gas (0.1%)
Nexen, Inc.	297	7,933

UNITED KINGDOM (0.1%)
Media (0.1%)
Aegis Group PLC	1,630	6,065

UNITED STATES (1.7%)
Banks (0.2%)
Citizens Republic Bancorp, Inc.*	196	4,002
Hudson City Bancorp, Inc.§	960	8,208
		12,210
Capital Markets (0.2%)
Duff & Phelps Corp. Class A§	233	3,702
Epoch Holding Corp.	115	3,220
Jefferies Group, Inc.	417	8,311
Knight Capital Group, Inc. Class A*	972	3,616
		18,849
Healthcare Providers & Services (0.1%)
Coventry Health Care, Inc.	210	9,624

Hotels, Restaurants & Leisure (0.1%)
Ameristar Casinos, Inc.§	141	3,737

Machinery (0.2%)
Cascade Corp.	62	4,004
Robbins & Myers, Inc.§	103	6,003
Sauer-Danfoss, Inc.	96	5,152
		15,159
Media (0.1%)
Arbitron, Inc.	91	4,268

Oil & Gas (0.2%)
McMoRan Exploration Co.*	361	5,707
Plains Exploration & Production Co.*	164	7,831
		13,538
Pharmaceuticals (0.1%)
MAP Pharmaceuticals, Inc.*	185	4,582

Real Estate Investment Trusts (0.1%)
CreXus Investment Corp.	369	4,904

Software (0.1%)
Compuware Corp.*	490	5,694

Specialty Retail (0.1%)
Best Buy Co., Inc.§	422	6,862

Textiles & Apparel (0.1%)
The Warnaco Group, Inc.*	73	5,344

Wireless Telecommunication Services (0.1%)
Clearwire Corp. Class A*§	2,680	8,549
		113,320
TOTAL COMMON STOCKS (Cost $129,713)		131,750

	Number of Shares	Value
LONG POSITIONS
EXCHANGE TRADED FUNDS (4.2%)
UNITED STATES (4.2%)
Diversified Financial Services (4.2%)
iShares iBoxx $ High Yield Corporate Bond Fund§	180	$16,861
iShares Russell 2000 Index Fund§	754	67,573
Powershares QQQ Trust Series 1§	2,186	146,222
Vanguard MSCI Emerging Markets ETF	1,195	53,249
TOTAL EXCHANGE TRADED FUNDS (Cost $264,574)		283,905

INVESTMENT COMPANY (12.7%)
UNITED STATES (12.7%)
Credit Suisse Managed Futures Strategy Fund (Cost $821,550)*	83,832	850,053

	Par (000)
UNITED STATES AGENCY OBLIGATIONS (29.8%)
Federal Farm Credit Banks, 0.214% 02/27/2015 (Cost $1,999,589)#	$2,000	2,001,380
TOTAL LONG POSITIONS (Cost $3,215,426)		3,267,088

SHORT-TERM INVESTMENTS (46.6%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/01/2013	2,852	2,852,000

	Number of Shares
State Street Navigator Prime Portfolio, 0.24% §§	273,596	273,596

TOTAL SHORT-TERM INVESTMENTS (Cost $3,125,596)		3,125,596

TOTAL INVESTMENTS AT VALUE (95.3%) (Cost $6,341,022)		6,392,684

TOTAL SECURITIES SOLD SHORT (-0.5%) (Proceeds $29,373)		(30,289)

OTHER ASSETS IN EXCESS OF LIABILITIES (5.2%)		344,996

NET ASSETS (100.0%)		$6,707,391

SHORT POSITIONS (-0.5%)
COMMON STOCKS (-0.5%)
UNITED STATES (-0.5%)
Banks (-0.2%)
FirstMerit Corp.	(269)	(4,097)
M&T Bank Corp.	(81)	(8,318)
		(12,415)
Diversified Financial Services (-0.1%)
Leucadia National Corp.	(338)	(8,602)

Healthcare Providers & Services (-0.1%)
Aetna, Inc.	(82)	(3,955)

Metals & Mining (-0.1%)
Freeport-McMoRan Copper & Gold, Inc.	(107)	(3,772)

Textiles & Apparel (0.0%)
PVH Corp.	(13)	(1,545)

TOTAL SHORT POSITIONS (Proceeds $29,373)		(30,289)

#	Variable rate obligations — The interest rate is the rate as of January 31, 2013.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at Janurary 31, 2013.

At January 31, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
AUD	437,958	USD	461,039	02/21/13	JPMorgan Chase Bank NA	$461,039	$456,222	$(4,817)
BRL	46,148	USD	22,519	02/21/13	JPMorgan Chase Bank NA	22,519	23,157	638
CZK	431,935	USD	22,495	02/21/13	JPMorgan Chase Bank NA	22,495	22,813	318
HUF	5,041,692	USD	22,606	02/21/13	JPMorgan Chase Bank NA	22,606	23,325	719
MXN	285,753	USD	22,539	02/21/13	JPMorgan Chase Bank NA	22,539	22,449	(90)
NOK	612,153	USD	109,783	02/21/13	JPMorgan Chase Bank NA	109,783	111,744	1,961
NZD	1,571	USD	1,317	02/21/13	JPMorgan Chase Bank NA	1,317	1,319	2
PLN	71,429	USD	22,961	02/21/13	JPMorgan Chase Bank NA	22,961	23,028	67
SEK	209,104	USD	32,117	02/21/13	JPMorgan Chase Bank NA	32,117	32,850	733
SGD	28,268	USD	23,100	02/21/13	JPMorgan Chase Bank NA	23,100	22,837	(263)
TRY	40,220	USD	22,660	02/20/13	JPMorgan Chase Bank NA	22,660	22,808	148
USD	205,557	CAD	202,767	02/20/13	JPMorgan Chase Bank NA	(205,557)	(202,918)	2,639
USD	127,439	JPY	11,275,229	02/21/13	JPMorgan Chase Bank NA	(127,439)	(123,564)	3,875
USD	87,413	GBP	54,663	02/21/13	JPMorgan Chase Bank NA	(87,413)	(86,658)	755
USD	7,623	CHF	7,090	02/21/13	JPMorgan Chase Bank NA	(7,623)	(7,788)	(165)
USD	215,292	EUR	161,880	02/21/13	JPMorgan Chase Bank NA	(215,292)	(219,757)	(4,465)
ZAR	204,311	USD	23,058	02/21/13	JPMorgan Chase Bank NA	23,058	22,818	(240)
								$1,815

Currency Abbreviations:

AUD = Australian Dollar

BRL = Brazilian Real

CAD = Canadian Dollar

CHF = Swiss Franc

CZK = Crech Koruna

EUR = Euro

GBP = British Pound

HUF = Hungarian Forint

JPY = Japanese Yen

MXN = Mexican Peso

NOK = Norwegian Krone

NZD = New Zealand Dollar

PLN = Polish Zloty

SEK = Swedish Krona

SGD = Singapore Dollar

TRY = Turkish Lira

USD = United States Dollar

ZAR = South African Rand

At January 31, 2013, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
NASDAQ 100 E-Mini Index	USD	Mar 2013	$218,000	$1,650
Russell 2000 Mini Index	USD	Mar 2013	180,020	10,640
				$12,290

At January 31, 2013, Outstanding Swap Contracts were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$300,000	3/20/2013	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee plus LIBOR	$8,502
USD	$600,000	3/20/2013	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee plus LIBOR	13,905
USD	$267,292	12/26/2013	Goldman Sachs	MSCI Daily TR Net Emerging Markets USD	Fee Plus LIBOR	(2,595)
USD	$87,149	2/19/2013	Societe Generale	S&P 500 Health Care Sector Index GICS Level 1	Fee Plus LIBOR	1,560
USD	$337,846	11/20/2013	Societe Generale	Fee Plus LIBOR	S&P 500 Consumer Staples Sector Index GICS Level 1	(7,068)
						$14,304

At January 31, 2013, Open Options Contracts were as follows:

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation (Depreciation)

2	S&P 500 Index, strike @ $1,470	February 2013	$4,056	$(1,250)	$2,806

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments and exchanged traded funds are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1.   Option contracts are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2.  Securities, options, swaps, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. The Fund also may use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund may utilize a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. When fair value pricing is employed, the prices of securities used by the fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$113,320	$18,430	$—	$131,750
Exchange Traded Funds	283,905	—	—	283,905
Investment Company	850,053	—	—	850,053
United States Agency Obligations	—	2,001,380	—	2,001,380
Short-Term Investments	273,596	2,852,000	—	3,125,596
Securites Sold Short
Common Stocks	(30,289)	—	—	(30,289)
Other Financial Instruments*
Futures Contracts	12,290	—	—	12,290
Forward Foreign Currency Contracts	—	1,815	—	1,815
Swap Contracts	—	14,304	—	14,304
Written Options	(1,250)	—	—	(1,250)
	$1,501,625	$4,887,929	$—	$6,389,554

*Other financial instruments include futures, forwards, swaps and written options.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At January 31, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$6,341,022
Unrealized appreciation	$52,138
Unrealized depreciation	(476)
Net unrealized appreciation (depreciation)	$51,662

At January 31, 2013, the identified proceeds for federal income tax purposes, well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were as follows:

Proceeds from Investments	$(29,373)
Unrealized appreciation	$16
Unrealized depreciation	(932)
Net unrealized appreciation (depreciation)	$(916)

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 27, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	March 27, 2013